EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 162,205	$ 8,105	$ 16,967
Weighted average number of ordinary shares (in shares)	53,319,408	54,099,504	54,106,171
Share options (in shares)	20,884	174,689	141,000
Weighted average number of shares, adjusted for dilution (in shares)	53,340,292	54,274,193	54,247,171
Basic earnings per share (in dollars per share)	$ 3.04	$ 0.15	$ 0.31
Diluted earnings per share (in dollars per share)	3.04	0.15	0.31
Dividends declared (in dollars per share)	$ 1.85	$ 0.20	$ 0.10